UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.   Schedule of Investments

Schroder International Alpha Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK — 96.3%
	Australia — 5.2%
134,287	Amcor	796,703
51,921	Australia & New Zealand Banking Group	1,082,362
29,792	Newcrest Mining	881,331
		2,760,396
	Belgium — 2.0%
20,033	Anheuser-Busch InBev	1,060,695

	Brazil — 5.0%
94,590	Amil Participacoes	816,914
39,255	Anhanguera Educacional Participacoes	613,359
36,763	Itau Unibanco Holding ADR	823,124
5,636	Totvs	412,036
		2,665,433
	Canada — 5.5%
10,920	Niko Resources	1,177,716
32,429	Suncor Energy	1,068,981
18,513	Teck Resources (Canada) Class B	651,673
		2,898,370
	China — 5.3%
1,823,000	Agricultural Bank of China (1)	821,478
16,637	Ctrip.com International ADR (1)	669,805
111,500	Ping An Insurance Group of China Class H (2) (5)	923,054
521,000	Want Want China Holdings	407,833
		2,822,170
	France — 4.8%
12,543	BNP Paribas	861,467
25,565	GDF Suez	849,102
7,167	Schneider Electric	826,466
		2,537,035
	Germany — 8.7%
14,338	Fresenius Medical Care & KGaA	786,623
36,862	GEA Group	834,061
6,883	Linde	806,721
10,651	Siemens	1,037,954
39,320	ThyssenKrupp	1,166,597
		4,631,956
	Hong Kong — 1.9%
81,000	Swire Pacific Class A	984,460

	India — 1.6%
43,732	Tata Motors ADR	826,972

	Israel — 1.8%
19,793	Teva Pharmaceutical Industries ADR	966,888

	Japan — 12.5%
70,500	Bridgestone	1,262,455
43,200	Honda Motor	1,354,657
52,900	Mitsubishi Corp.	1,144,462
206,400	Mizuho Financial Group	336,872
190,000	Sekisui Chemical	1,288,807
10,200	Unicharm	1,213,752
		6,601,005
	Netherlands — 6.2%
127,148	ING Groep	1,222,673
61,191	Koninklijke KPN	851,536
42,029	Unilever	1,236,292
		3,310,501
	Norway — 1.8%
75,778	DnB NOR	941,299

	Singapore — 1.9%
43,784	Jardine Strategic Holdings	1,028,048

	South Korea — 2.9%
1,120	Samsung Electronics	767,513
19,150	Shinhan Financial Group	785,765
		1,553,278
	Switzerland — 5.3%
23,542	Credit Suisse Group	1,072,331
35,366	Novartis	1,716,516
		2,788,847
	Thailand — 1.5%
92,800	Kasikornbank	299,262
153,900	Kasikornbank NVDR	477,209
		776,471
	Turkey — 1.7%
171,057	Turkiye Garanti Bankasi	888,194

	United Kingdom — 20.7%
67,149	AMEC	919,590
83,737	BG Group	1,341,825
141,982	Cairn Energy (1)	1,039,691

Shares		Value $

64,689	Eurasian Natural Resources (1)	919,895
60,176	HSBC Holdings	609,812
310,822	Kingfisher	1,049,775
366,245	Lloyds Banking Group	397,919
25,021	Rio Tinto	1,297,032
221,644	Sage Group	830,639
168,488	Tesco	1,032,517
664,492	Vodafone Group	1,550,554
		10,989,249
	TOTAL COMMON STOCK (Cost $45,950,957)	51,031,267

	EQUITY-LINKED WARRANT (1) (3) (4) — 1.5%
	India — 1.5%
54,636	Shriram Transport Finance, Expires 01/18/13	774,739
	TOTAL EQUITY-LINKED WARRANT (Cost $220,782)	774,739

	SHORT-TERM INVESTMENT (6) — 1.4%
761,470	JPMorgan Prime Money Market Fund, 0.120% (Cost $761,470)	761,470
	TOTAL INVESTMENTS — 99.2% (Cost $46,933,209) *	52,567,476
	OTHER ASSETS LESS LIABILITIES — 0.8%	437,238
	NET ASSETS — 100%	$53,004,714

*	At July 31, 2010, the tax basis cost of the Fund’s investments was $46,933,209, and the unrealized appreciation and depreciation were $6,423,317 and $(789,050), respectively.

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	Securities are not readily marketable.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2010, the value of these securities amounted to $774,739, representing 1.5% of the net assets of the Fund.

(5)	Security considered illiquid. On July 31, 2010 the value of these securities amounted to $923,054, representing 1.7% of the net assets of the Fund.
(6)	The rate shown represents the 7-day current yield as of July 31, 2010.

ADR — American Depositary Receipt
NVDR — Non Voting Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK —89.0%
	Auto & Transportation — 2.2%
36,200	Atlas Air Worldwide Holdings (1)	2,116,976
11,500	BorgWarner (1)	504,390
33,100	Kansas City Southern (1)	1,214,770
		3,836,136
	Consumer Discretionary — 17.7%
117,000	Ambassadors Group	1,326,780
44,300	American Greetings	907,707
100,300	Arbitron	2,898,670
24,800	ATC Technology (1)	594,704
5,100	Capella Education (1)	473,892
79,300	Central Garden & Pet (1)	825,513
40,600	Central Garden & Pet Class A (1)	410,466
35,800	Children’s Place (1)	1,498,230
98,600	Clear Channel Outdoor Holdings Class A (1)	1,085,586
76,000	Geo Group (1)	1,640,080
97,400	Healthcare Services Group	2,175,916
29,300	Home Inns & Hotels Management ADR (1) (2)	1,232,651
64,700	IESI-BFC (3)	1,456,397
14,200	Lamar Advertising Class A (1)	388,370
53,800	Lithia Motors	473,440
95,800	LKQ (1)	1,894,924
64,700	Men’s Wearhouse	1,259,062
92,500	Monster Worldwide (1)	1,269,100
87,200	Pinnacle Entertainment (1)	946,120
55,100	Rent-A-Center	1,211,649
154,400	Scientific Games Class A (1)	1,635,096
75,734	Standard Parking (1)	1,292,022
86,600	Waste Connections (1)	3,305,522
		30,201,897
	Consumer Staples — 4.8%
10,200	Diamond Foods	454,308
48,400	Nash Finch	1,903,088
67,600	NBTY (1)	3,642,964
46,900	Sanderson Farms	2,192,575
		8,192,935
	Financial Services — 13.0%
26,500	Altisource Portfolio Solutions (1)	751,805
115,600	Brookline Bancorp	1,119,008
106,620	CVB Financial	1,085,392
41,500	Euronet Worldwide (1)	651,550
73,800	Genpact (1)	1,112,166
121,100	Gleacher (1)	242,200
21,608	Health Care REIT	979,058
51,000	Hilltop Holdings (1)	529,890
24,750	Hudson Valley Holding	479,160
27,100	Investment Technology Group (1)	425,741
87,600	Investors REIT	741,972
53,200	Knight Capital Group (1)	765,016
59,900	Lazard LP Class A	1,777,233
23,300	MB Financial	404,022
31,600	National Retail Properties REIT	730,592
135,200	Ocwen Financial (1)	1,427,712
66,600	Old National Bancorp	700,632
51,100	Pebblebrook Hotel Trust REIT (1)	934,619
19,700	Primerica (1)	460,389
76,900	Redwood Trust REIT	1,203,485
42,100	Reinsurance Group of America	2,019,958
31,900	Simmons First National	840,565
53,100	Texas Capital Bancshares (1)	886,239
33,400	Westamerica Bancorporation	1,795,584
6,000	World Acceptance (1)	248,580
		22,312,568
	Health Care — 12.8%
36,500	Accretive Health (1)	433,985
45,500	Alimera Sciences (1)	331,695
33,800	Alphatec Holdings (1)	142,974
7,200	Amedisys (1)	189,144
34,100	AMERIGROUP (1)	1,219,416
51,900	Bruker (1)	683,523
58,400	Centene (1)	1,244,504
26,100	Cepheid (1)	431,955
48,300	Cooper	1,876,938
13,000	DynaVox (1)	201,500
34,300	Emergency Medical Services (1)	1,534,582
31,400	Haemonetics (1)	1,734,850
54,400	Health Management Associates (1)	389,504
31,600	HMS Holdings (1)	1,779,712
118,600	Inspire Pharmaceuticals (1)	598,930
150,000	Lexicon Pharmaceuticals (1)	226,500
51,300	Masimo	1,184,004
83,000	Omnicare	2,044,290
19,300	Onyx Pharmaceuticals (1)	501,800
55,100	Seattle Genetics (1)	671,118
121,500	Sun Healthcare Group (1)	1,006,020
81,400	Team Health Holdings (1)	1,067,154
11,500	Techne	671,600
11,000	Volcano (1)	242,770
38,700	West Pharmaceutical Services	1,406,358
		21,814,826
	Materials & Processing — 5.9%
37,800	AMCOL International	1,132,488
33,500	Apogee Enterprises	377,210
53,400	Cabot	1,575,300
83,900	Graham Packaging (1)	984,986
72,400	Metals USA Holdings (1)	897,036
55,600	Olin	1,128,680

Shares		Value $

37,600	Pan American Silver (3)	863,296
16,900	Royal Gold	745,797
56,300	Sonoco Products	1,841,010
82,100	Wausau Paper (1)	560,743
		10,106,546
	Other Energy — 5.0%
124,500	Helix Energy Solutions Group (1)	1,169,055
62,100	Penn Virginia	1,179,900
291,600	Ram Power (1) (3)	652,349
66,500	SM Energy	2,754,430
37,500	STR Holdings (1)	840,000
83,500	Superior Energy Services (1)	1,902,965
		8,498,699
	Producer Durables — 8.3%
58,000	AAR (1)	974,400
57,900	Arkansas Best	1,306,803
23,300	Baldor Electric	890,526
37,700	Compass Diversified Holdings	568,139
46,900	EnPro Industries (1)	1,404,655
30,200	ESCO Technologies	900,262
27,000	FEI (1)	528,120
41,800	FTI Consulting (1)	1,477,630
38,300	GrafTech International (1)	600,544
700	H&E Equipment Services (1)	6,090
79,000	Hawaiian Holdings (1)	474,000
45,950	IDEX	1,478,212
18,000	Michael Baker (1)	698,400
46,000	Navigant Consulting (1)	452,640
20,100	Rofin-Sinar Technologies (1)	423,306
29,163	Stantec (1) (3)	686,455
13,800	Towers Watson	614,238
22,600	Tutor Perini (1)	435,728
		13,920,148
	Technology — 15.0%
28,400	AboveNet (1)	1,510,880
195,700	Anadigics (1)	859,123
84,300	Ariba (1)	1,346,271
303,700	Atmel (1)	1,588,351
213,300	China Security & Surveillance Technology (1)	1,224,342
62,500	comScore (1)	1,238,125
53,500	Digital River (1)	1,406,515
76,400	Gartner (1)	1,922,988
40,800	Informatica (1)	1,229,304
64,500	Kenexa (1)	775,935
45,800	Methode Electronics	489,144
43,426	Mitel Networks (1)	402,559
90,700	Netscout Systems (1)	1,437,595
97,760	Parametric Technology (1)	1,753,814
27,300	Progress Software (1)	816,270
69,200	QLogic (1)	1,101,664
32,600	Scansource (1)	899,108
41,900	Standard Microsystems (1)	922,638
39,800	Syniverse Holdings (1)	888,734
60,500	Tekelec (1)	855,470
94,900	TriQuint Semiconductor (1)	657,657
120,200	Websense (1)	2,230,912
		25,557,399
	Utilities — 4.3%
53,900	Cleco	1,538,845
66,400	NorthWestern	1,872,480
122,000	Pike Electric (1)	1,145,580
42,100	Unisource Energy	1,358,988
62,900	Westar Energy	1,502,052
		7,417,945
	TOTAL COMMON STOCK (Cost $128,567,623)	151,859,099

	SHORT-TERM INVESTMENT (4) — 10.1%
17,155,432	JPMorgan Prime Money Market Fund, 0.120% (Cost $17,155,432)	17,155,432

	TOTAL INVESTMENTS — 99.1% (Cost $145,723,055) *	169,014,531
	OTHER ASSETS LESS LIABILITIES — 0.9%	1,537,253
	NET ASSETS — 100%	$170,551,784

*              At July 31, 2010, the tax basis cost of the Fund’s investments was $145,723,055, and the unrealized appreciation and depreciation were $30,616,585 and $(7,325,109), respectively.

(1)	Denotes non-income producing security.
(2)	China domiciled company.
(3)	Canadian domiciled company.
(4)	The rate shown represents the 7-day current yield as of July 31, 2010.

ADR — American Depositary Receipt
LP — Limited Partnership
REIT — Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Funds

Fair Value Measurements

July 31, 2010 (unaudited)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Schroder Funds’ investments carried at value:

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$2,760,396	$—	$—	$2,760,396
Belgium	1,060,695	—	—	1,060,695
Brazil	2,665,433	—	—	2,665,433
Canada	2,898,370	—	—	2,898,370
China	1,899,116	923,054	—	2,822,170
France	2,537,035	—	—	2,537,035
Germany	4,631,956	—	—	4,631,956
Hong Kong	984,460	—	—	984,460
India	826,972	—	—	826,972
Israel	966,888	—	—	966,888
Japan	6,601,005	—	—	6,601,005
Netherlands	3,310,501	—	—	3,310,501
Norway	941,299	—	—	941,299
Singapore	1,028,048	—	—	1,028,048
South Korea	1,553,278	—	—	1,553,278
Switzerland	2,788,847	—	—	2,788,847
Thailand	776,471	—	—	776,471
Turkey	888,194	—	—	888,194
United Kingdom	10,989,249	—	—	10,989,249
	50,108,213	923,054	—	51,031,267
Equity Linked Warrant
India	—	774,739	—	774,739

Short-Term Investment	761,470	—	—	761,470

Total Investments in Securities	$50,869,683	$1,697,793	$—	$52,567,476

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Auto & Transportation	$3,836,136	$—	$—	$3,836,136
Consumer Discretionary	30,201,897	—	—	30,201,897
Consumer Staples	8,192,935	—	—	8,192,935
Financial Services	22,312,568	—	—	22,312,568
Health Care	21,814,826	—	—	21,814,826
Materials & Processing	10,106,546	—	—	10,106,546
Other Energy	8,498,699	—	—	8,498,699
Producer Durables	13,920,148	—	—	13,920,148
Technology	25,557,399	—	—	25,557,399
Utilities	7,417,945	—	—	7,417,945
	151,859,099	—	—	151,859,099

Short-Term Investment	17,155,432	—	—	17,155,432

Total Investments in Securities	$169,014,531	$—	$—	$169,014,531

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2010 through July 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2010

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2010

*     Print the name and title of each signing officer under his or her signature.